Federated Hermes Institutional Tax-Free Cash Trust Average Annual Total Returns - Institutional Shares [Member] - IS	12 Months Ended	60 Months Ended	118 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	1.97%	1.40%
Performance Inception Date			Feb. 26, 2016